Business Combinations - Summary of Financial Information of Subsidiary - Summary of Statement of Loss (Details) - CAD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Business Combinations [Line Items]
Cost of sales		$ (83,005,929)	$ (31,416,251)
Finance costs		(2,471,281)	(583,707)
Loss before income taxes		(173,192,200)	(56,261,922)
Income tax		4,598,577	(4,601,340)
Net loss		(168,593,623)	(60,863,262)
Total comprehensive loss		(173,207,335)	$ (56,103,952)
Loss attributable to non-controlling interest		(1,446,874)
Comprehensive loss attributable to non-controlling interest		$ (1,745,619)
Sprout Foods, Inc Acquisition
Disclosure Of Business Combinations [Line Items]
Revenue from contracts with customers	$ 3,177,585
Cost of sales	(4,232,698)
Selling, general and administrative expenses	(1,657,174)
Finance costs	(185,410)
Loss before income taxes	(2,897,697)
Income tax	(1,849)
Net loss	(2,899,546)
Total comprehensive loss	(598,689)
Loss attributable to non-controlling interest	(1,446,874)
Comprehensive loss attributable to non-controlling interest	$ (1,745,619)